Revenue - Contract (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Summary of In-Progress Contracts
(a)	Details of outstanding contracts as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Accumulated cost	￦	28,057,329	15,689,709
Accumulated contract profit		1,935,732	1,165,262
Accumulated contract loss		(709,097)	(729,880)
Accumulated contract revenue		29,283,964	16,125,091

Summary of Due From Customers for Contract Work and Due to Customers for Contract Work
(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Due from customers for contract work	￦	1,487,559	1,580,558
Due to customers for contract work		(452,839)	(727,902)

	￦	1,034,720	852,656

Summary of provision of construction loss explanatory
(c)	Details of provisions of construction loss as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Infrastructure-Construction segment	￦	52,492	113,391
Others		857	915

	￦	53,349	114,306

Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss
(d)
For the years ended December 31, 2023, 2024 and 2025, the total contract revenues and the estimated total contract costs have changed and the impact of such changes on profit before income tax for the current and future periods are as follows:

(in millions of Won)	2023		2024	2025
Changes in total contract revenues	￦	1,362,828	1,346,547	1,198,301
Changes in estimated total contract costs		1,419,726	1,578,811	1,242,208
Changes in profit before income taxes of construction contract :
- Current period		(91,397)	(314,409)	(410,413)
- Future periods		34,499	82,145	366,506

Summary of Expected Revenue In Relation To Performance Obligations
(e)	As of December 31, 2025, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2026		2027	2028	After 2029	Total
Expected revenue	￦	7,319,357	5,242,014	2,928,964	2,330,608	17,820,943